CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock Class A common stock Previously reported balance	Common Stock Class A common stock Retroactive application of the exchange ratio	Common Stock Class A common stock	Common Stock Class B Common Stock Previously reported balance	Common Stock Class B Common Stock Retroactive application of the exchange ratio	Common Stock Class B Common Stock	Common Stock Class C common stock Previously reported balance	Common Stock Class C common stock HuffPost	Common Stock Class C common stock	Additional paid-in capital Previously reported balance	Additional paid-in capital Retroactive application of the exchange ratio	Additional paid-in capital HuffPost	Additional paid-in capital	Accumulated deficit Previously reported balance	Accumulated deficit	Treasury stock Previously reported balance	Treasury stock Retroactive application of the exchange ratio	Accumulated other comprehensive (loss) income Previously reported balance	Accumulated other comprehensive (loss) income	Parent [Member] Previously reported balance	Parent [Member] HuffPost	Parent [Member]	Noncontrolling Interest [Member] Previously reported balance	Noncontrolling Interest [Member] HuffPost	Noncontrolling Interest [Member]	Class A common stock	Class B Common Stock	Class C common stock	Previously reported balance	HuffPost	Total
Balance at beginning at Dec. 31, 2018	$ 1	$ (1)		$ 3	$ (2)	$ 1	$ 0			$ 32,834	$ (817)		$ 32,017	$ (319,962)	$ (319,962)	$ (820)	$ 820	$ (2,106)	$ (2,106)	$ (290,050)		$ (290,050)	$ 0						$ (290,050)		$ (290,050)
Balance at beginning (in shares) at Dec. 31, 2018	4,994,000	(3,466,000)	1,528,000	33,212,000	(23,049,000)	10,163,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation													2,813									2,813									2,813
Issuance of common stock upon exercise of stock options													195									195									195
Issuance of common stock upon exercise of stock options			6,000			212,000
Other comprehensive income																			863			863									863
Net income (loss)															(37,192)							(37,192)									(37,192)
Balance at end at Dec. 31, 2019						$ 1							35,025		(357,154)				(1,243)			(323,371)									(323,371)
Balance at end (in shares) at Dec. 31, 2019			1,534,000			10,375,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation													1,189									1,189									1,189
Issuance of common stock upon exercise of stock options			6,000			64,000
Other comprehensive income																			(2,116)			(2,116)									(2,116)
Net income (loss)															10,336							10,336									10,336
Issuance of common stock in connection with share-based plans													159									159									159
Balance at end at Dec. 31, 2020						$ 1							36,373		(346,818)				(3,359)			(313,803)									(313,803)
Balance at end (in shares) at Dec. 31, 2020			1,540,000			10,439,000																				1,540,000	10,439,000	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation													23,565									23,565									23,565
Other comprehensive income																			126			126									126
Net income (loss)															24,712							24,712			$ 228						24,940
Issuance of common stock									$ 1				34,999									35,000									35,000
Issuance of common stock (in shares)									3,839,000
HuffPost Acquisition, Noncontrolling interest																								$ 2,122
Shares issued for C Acquisition			$ 1									$ 24,064	96,199								$ 24,064	96,200								$ 26,186	96,200
Shares issued for C Acquisition (in shares)			10,000,000					2,639,000
Issuance of common stock in connection with share-based plans													6,975									6,975									6,975
Issuance of common stock in connection with share-based plans (in shares)			1,921,000			476,000
Merger of BuzzFeed Japan and HuffPost Japan																									(510)						(510)
Disposition of subsidiaries																									204						204
Conversion of shares, class A common stock issued (in shares)			9,693,000			(9,693,000)
Conversion of shares, class B common stock converted			$ 1			$ (1)
Reverse recapitalization, net of transaction costs			$ 9			$ 1							473,694									473,704									473,704
Reverse recapitalization, net of transaction costs (in shares)			93,021,000			11,175,000
Balance at end at Dec. 31, 2021			$ 11			$ 1			$ 1				$ 695,869		$ (322,106)				$ (3,233)			$ 370,543			$ 2,044						$ 372,587
Balance at end (in shares) at Dec. 31, 2021			116,175,000			12,397,000			6,478,000																	116,175,000	12,397,000	6,478,000